Interests in subsidiaries - Additional Information (Details) £ in Millions, $ in Millions	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023
Disclosure of Significant Investments in Subsidiaries [Line Items]
Non controlling interests percentage of group total equity	1.00%	1.00%	1.00%	1.00%
Goodwill	£ 38,917	£ 41,129
Net deferred tax assets	727	551
Other provisions for liabilities	3,161	4,071
Trade and other payables	9,812	10,235
Approved Plans in Canada payable (note 24)	85	0
Other provisions for liabilities	£ 608	£ 3,044
Top of range
Disclosure of Significant Investments in Subsidiaries [Line Items]
Non controlling interests percentage in group profit	5.00%	5.00%	5.00%
The Approved Plans in Canada
Disclosure of Significant Investments in Subsidiaries [Line Items]
Other provisions for liabilities	£ 2,794	£ 3,747	$ 6,750
Other provisions for liabilities	0	2,456	$ 4,423
Canada
Disclosure of Significant Investments in Subsidiaries [Line Items]
Goodwill	1,994	2,229
Imperial Tobacco Canada
Disclosure of Significant Investments in Subsidiaries [Line Items]
Trade and other payables	277	341
Imperial Tobacco Canada | Canada
Disclosure of Significant Investments in Subsidiaries [Line Items]
Goodwill	2,000	2,200
Net deferred tax assets	£ 1,000	£ 1,700